Fixed Assets, Net - Components of Fixed Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 2,889,199	$ 418,893	¥ 3,254,776
Less: Accumulated depreciation	(1,793,614)	(260,050)	(1,916,807)
Construction in progress	9,136	1,326	6,815
Property, plant and equipment, net	1,104,721	160,169	1,344,784
Computer Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,960,884	284,301	2,285,185
Office Building
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	588,685	85,351	588,685
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	162,653	23,582	194,336
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	147,766	21,424	158,784
Others
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 29,211	$ 4,235	¥ 27,786